Retirement Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits
Retirement Benefits

5.Retirement Benefits

The company sponsors contributory and non-contributory defined contribution retirement and defined benefit pension plans for eligible employees worldwide.

Defined Contribution Retirement Plans

Domestic and international defined contribution retirement plans are available to eligible salaried and craft employees. Contributions to defined contribution retirement plans are based on a percentage of the employee’s eligible compensation. The company recognized expense of $165 million, $167 million and $146 million associated with contributions to its defined contribution retirement plans during 2017, 2016 and 2015, respectively.

Defined Benefit Pension Plans

Certain defined benefit pension plans are available to eligible international salaried employees. A defined benefit pension plan was previously available to U.S. salaried and craft employees; however, the U.S. defined benefit pension plan (the “U.S. plan”) was terminated on December 31, 2014 (see further discussion below). Contributions to defined benefit pension plans are at least the minimum amounts required by applicable regulations. Benefit payments under these plans are generally based upon length of service and/or a percentage of qualifying compensation.

The company’s Board of Directors previously approved amendments to freeze the accrual of future service-related benefits for salaried participants of the U.S. plan as of December 31, 2011 and craft participants of the U.S. plan as of December 31, 2013. During the fourth quarter of 2014, the company’s Board of Directors approved an amendment to terminate the U.S. plan effective December 31, 2014. In December 2015, the company settled the remaining obligations associated with the U.S. plan. Plan participants received vested benefits from the plan assets by electing either a lump-sum distribution, roll-over contribution to other defined contribution or individual retirement plans, or an annuity contract with a third-party provider. As a result of the settlement, the company was relieved of any further obligation. During 2015, the company recorded a pension settlement charge of $251 million, of which $11 million was reimbursable and included in “Total cost of revenue” and $240 million was recorded as “Pension settlement charge” in the Consolidated Statement of Earnings. The settlement charge consisted primarily of unrecognized actuarial losses included in AOCI. The settlement of the plan obligations did not have a material impact on the company’s cash position.

The company’s defined benefit pension plan in the Netherlands was closed to new participants on December 31, 2013. The company previously approved an amendment to freeze the accrual of future service-related benefits for eligible participants of the U.K. pension plan as of April 1, 2011.

Net periodic pension expense for the U.S. and non-U.S. defined benefit pension plans included the following components:

	U.S. Pension Plan			Non-U.S. Pension Plans
	Year Ended December 31,			Year Ended December 31,
(in thousands)	2017	2016	2015	2017	2016	2015
Service cost	$—	$—	$6,800	$18,780	$19,507	$20,517
Interest cost	—	—	16,116	22,525	26,435	26,511
Expected return on assets	—	—	(19,711)	(40,272)	(39,535)	(49,066)
Amortization of prior service cost/(credits)	—	—	867	(828)	(813)	(814)
Recognized net actuarial loss	—	—	9,714	7,890	8,819	7,681
Loss on settlement	—	—	250,946	184	396	390

Net periodic pension expense	$—	$—	$264,732	$8,279	$14,809	$5,219

The ranges of assumptions indicated below cover defined benefit pension plans in the United States, the Netherlands, the United Kingdom, Germany, the Philippines and Australia and are based on the economic environment in each host country at the end of each respective annual reporting period. The discount rates for the non-U.S. defined benefit pension plans were determined primarily based on a hypothetical yield curve developed from the yields on high quality corporate and government bonds with durations consistent with the pension obligations in those countries. The discount rate for the U.S. plan was determined based on assumptions which reflected the intended settlement of the plan in 2015. Benefits that were assumed to be settled as lump-sum payments to plan participants were estimated using interest rates prescribed by law. Benefits that were assumed to be settled through an annuity purchase were estimated using a blend of U.S. Treasury and high-quality corporate bond discount rates. The expected long-term rate of return on asset assumptions utilizing historical returns, correlations and investment manager forecasts are established for all relevant asset classes including public U.S. and international equities and government, corporate and other debt securities.

	U.S. Pension Plan			Non-U.S. Pension Plans
	December 31,			December 31,
	2017	2016	2015	2017	2016	2015
For determining projected benefit obligation at year-end:
Discount rates	N/A	N/A	N/A	1.90-5.50%	1.90-5.00%	2.35-5.50%
Rates of increase in compensation levels	N/A	N/A	N/A	2.25-7.00%	2.25-7.00%	2.25-7.00%
For determining net periodic cost for the year:
Discount rates	N/A	N/A	1.95%	1.90-5.00%	1.90-5.50%	2.20-5.00%
Rates of increase in compensation levels	N/A	N/A	N/A	2.25-7.00%	2.25-7.00%	2.25-8.00%
Expected long-term rates of return on assets	N/A	N/A	2.95%	1.90-7.40%	4.30-7.00%	4.90-7.00%

The company evaluates the funded status of each of its retirement plans using the above assumptions and determines the appropriate funding level considering applicable regulatory requirements, tax deductibility, reporting considerations and other factors. The funding status of the plans is sensitive to changes in long-term interest rates and returns on plan assets, and funding obligations could increase substantially if interest rates fall dramatically or returns on plan assets are below expectations. Assuming no changes in current assumptions, the company expects to contribute up to $25 million to its defined benefit pension plans in 2018, which is expected to be in excess of the minimum funding required. If the discount rates were reduced by 25 basis points, plan liabilities for the defined benefit pension plans would increase by approximately $57 million.

The following table sets forth the target allocations and the weighted average actual allocations of plan assets:

	December 31,
	Target Allocation	2017	2016
Asset category:
Debt securities	65% - 75%	68%	68%
Equity securities	20% - 30%	25%	26%
Other	0% - 10%	7%	6%

Total		100%	100%

The company’s investment strategy is to maintain asset allocations that appropriately address risk within the context of seeking adequate returns. Investment allocations are determined by each plan’s governing body. Asset allocations may be affected by local regulations. Long-term allocation guidelines are set and expressed in terms of a target range allocation for each asset class to provide portfolio management flexibility. Short-term deviations from these allocations may exist from time to time for tactical investment or strategic implementation purposes.

Investments in debt securities are used to provide stable investment returns while protecting the funding status of the plans. Investments in equity securities are utilized to generate long-term capital appreciation to mitigate the effects of increases in benefit obligations resulting from inflation, longer life expectancy and salary growth. While most of the company’s plans are not prohibited from investing in the company’s common stock or debt securities, there are no such direct investments at the present time.

Plan assets included investments in common or collective trusts (or “CCTs”), which offer efficient access to diversified investments across various asset categories. The estimated fair value of the investments in the common or collective trusts represents the net asset value of the shares or units of such funds as determined by the issuer. A redemption notice period of no more than 30 days is required for the plans to redeem certain investments in common or collective trusts. At the present time, there are no other restrictions on how the plans may redeem their investments.

Debt securities are comprised of corporate bonds, government securities, repurchase agreements and common or collective trusts with underlying investments in corporate bonds, government and asset backed securities and interest rate swaps. Corporate bonds primarily consist of investment-grade rated bonds and notes, of which no significant concentration exists in any one rating category or industry. Government securities include international government bonds, some of which are inflation-indexed. Corporate bonds and government securities are valued based on pricing models, which are determined from a compilation of primarily observable market information, broker quotes in non-active markets or similar assets.

Equity securities are diversified across various industries and are comprised of common stocks of international companies as well as common or collective trusts with underlying investments in common and preferred stocks. Publicly traded corporate equity securities are valued based on the last trade or official close of an active market or exchange on the last business day of the plan’s year. Securities not traded on the last business day are valued at the last reported bid price. As of both December 31, 2017 and 2016, direct investments in equity securities were concentrated in international securities.

Other is primarily comprised of common or collective trusts, short-term investment funds, guaranteed investment contracts and foreign currency contracts. Common or collective trusts hold underlying investments in a variety of asset classes including commodities and foreign currency contracts. The estimated fair value of foreign currency contracts is determined from broker quotes. Guaranteed investment contracts are insurance contracts that guarantee a principal repayment and a stated rate of interest. The estimated fair value of these insurance contracts represents the discounted value of guaranteed benefit payments. These insurance contracts were classified as Level 3 investments, as defined below.

The fair value hierarchy established by ASC 820, “Fair Value Measurement,” prioritizes the use of inputs used in valuation techniques into the following three levels:

•Level 1  –  quoted prices in active markets for identical assets and liabilities

•Level  2  –  inputs other than quoted prices in active markets for identical assets and liabilities that are observable, either directly or indirectly

•Level 3  –  unobservable inputs

The company measures and reports assets and liabilities at fair value utilizing pricing information received from third parties. The company performs procedures to verify the reasonableness of pricing information received for significant assets and liabilities classified as Level 2.

The following table presents, for each of the fair value hierarchy levels required under ASC 820-10, the plan assets and liabilities of the company’s defined benefit pension plans that are measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	December 31, 2017				December 31, 2016
	Fair Value Hierarchy				Fair Value Hierarchy
(in thousands)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Assets:
Equity securities:
Common stock	$4,806	$4,806	$—	$—	$3,187	$3,187	$—	$—

Debt securities:
Corporate bonds	155,337	—	155,337	—	139,243	—	139,243	—
Government securities	305,831	—	305,831	—	276,266	—	276,266	—

Other:
Guaranteed investment contracts	21,030	—	—	21,030	19,075	—	—	19,075
Foreign currency contracts and other	12,225	—	12,225	—	5,244	—	5,244	—

Liabilities:
Debt securities:
Repurchase agreements	(110,282)	—	(110,282)	—	(107,328)	—	(107,328)	—

Other:
Foreign currency contracts and other	(11,138)	—	(11,138)	—	(5,113)	—	(5,113)	—

Plan assets measured at fair value, net	$377,809	$4,806	$351,973	$21,030	$330,574	$3,187	$308,312	$19,075

Plan assets measured at net asset value:
CCTs – equity securities	265,647				240,203
CCTs – debt securities	380,419				337,265
CCTs – other	58,900				41,744

Plan assets not measured at fair value, net	3,431				1,161

Total plan assets, net	$1,086,206				$950,947

The following table presents a reconciliation of the beginning and ending balances of the fair value measurements using significant unobservable inputs (Level 3):

(in thousands)	2017	2016
Balance at beginning of year	$19,075	$—
Actual return on plan assets:
Assets still held at reporting date	3,388	(1,268)
Assets sold during the period	—	—
Acquisitions	—	21,923
Purchases	16	—
Sales	—	—
Settlements	(1,449)	(1,580)

Balance at end of year	$21,030	$19,075

The following table presents expected benefit payments for the company’s defined benefit pension plans:

(in thousands)
Year Ended December 31,
2018	$39,753
2019	39,055
2020	40,856
2021	52,848
2022	42,098
2023 — 2027	218,507

Measurement dates for the company’s defined benefit pension plans are December 31. The following table sets forth the change in projected benefit obligation, plan assets and funded status of the plans:

	December 31,
(in thousands)	2017	2016
Change in projected benefit obligation
Benefit obligation at beginning of year	$987,989	$911,550
Service cost	18,780	19,507
Interest cost	22,525	26,435
Employee contributions	3,112	3,272
Currency translation	118,411	(80,418)
Actuarial (gain) loss	(15,437)	96,216
Plan amendments	(1,058)	—
Benefits paid	(33,948)	(33,695)
Settlements	(2,281)	—
Acquisitions	—	55,799
Other	—	(10,677)

Projected benefit obligation at end of year	1,098,093	987,989

Change in plan assets
Plan assets at beginning of year	950,947	920,477
Actual return on plan assets	38,657	124,210
Company contributions	15,283	14,868
Employee contributions	3,112	3,272
Currency translation	114,436	(88,852)
Benefits paid	(33,948)	(33,695)
Settlements	(2,281)	—
Acquisitions	—	21,923
Other	—	(11,256)

Plan assets at end of year	1,086,206	950,947

Funded Status - (Under)/overfunded	$(11,887)	$(37,042)

Amounts recognized in the Consolidated Balance Sheet
Pension assets included in other assets	$40,212	$30,977
Pension liabilities included in other accrued liabilities	(2,208)	(2,001)
Pension liabilities included in noncurrent liabilities	(49,891)	(66,018)
Accumulated other comprehensive loss (pre-tax)	$235,495	$231,225

During 2018, approximately $7 million of the amount of accumulated other comprehensive loss shown above is expected to be recognized as components of net periodic pension expense.

Projected benefit obligations exceeded plan assets for all defined benefit pension plans as of December 31, 2017, with the exception of the plan in the United Kingdom. In the aggregate, these plans had projected benefit obligations of $702 million and plan assets with a fair value of $650 million as of December 31, 2017.

The total accumulated benefit obligation for all defined benefit pension plans as of December 31, 2017 and 2016 was $1.0 billion and $919 million, respectively. As of December 31, 2017 and 2016, the accumulated benefit obligation exceeded plan assets for certain defined benefit pension plans in the Netherlands and Germany that the company assumed in the Stork acquisition during 2016. Plan assets exceeded the accumulated benefit obligation for each of the other plans (including the company’s legacy plan in the Netherlands) as of December 31, 2017 and 2016.

Multiemployer Pension Plans

In addition to the company’s defined benefit pension plans discussed above, the company participates in multiemployer pension plans for its union construction and maintenance craft employees. Contributions are based on the hours worked by employees covered under various collective bargaining agreements. Company contributions to these multiemployer pension plans were $118 million, $108 million and $22 million during 2017, 2016 and 2015, respectively. The increase in contributions during 2017 and 2016 primarily resulted from an increase in craft employees at two nuclear power plant projects in the United States and a refinery project in Canada. The company is not aware of any significant future obligations or funding requirements related to these plans other than the ongoing contributions that are paid as hours are worked by plan participants. None of these multiemployer pension plans are individually significant to the company.

The preceding information does not include amounts related to benefit plans applicable to employees associated with certain contracts with the U.S. Department of Energy because the company is not responsible for the current or future funded status of these plans.